EXHIBIT 99.58

canopy rating agency grades

LOAN INFORMATION				INITIAL CREDIT LOAN GRADES		INITIAL COMPLIANCE LOAN GRADES		INITIAL PROPERTY LOAN GRADES		INITIAL OVERALL LOAN GRADES		FINAL CREDIT LOAN GRADES		FINAL COMPLIANCE LOAN GRADES		FINAL PROPERTY LOAN GRADES		FINAL OVERALL LOAN GRADES
Loan ID	Investor ID	Loan Number 2	Original Loan Amount	DBRS/Morningstar	S&P	DBRS/Morningstar	S&P	DBRS/Morningstar	S&P	DBRS/Morningstar	S&P	DBRS/Morningstar	S&P	DBRS/Morningstar	S&P	DBRS/Morningstar	S&P	DBRS/Morningstar	S&P
xxxxxx		758490	xxxxxx	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A